Cash and cash equivalents and financial assets, Cash and cash equivalents (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2018 CHF (SFr) $ / SFr € / SFr Deposit	Dec. 31, 2017 CHF (SFr) $ / SFr € / SFr	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 156,462	SFr 124,377	SFr 152,210	SFr 76,522
Number of deposits in escrow accounts | Deposit	2
Deposits in escrow accounts	SFr 304	126
CHF [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	126,218	103,272
EUR [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 11,471	SFr 3,658
Translation rate into CHF | € / SFr	1.125	1.169
USD [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 18,773	SFr 17,447
Translation rate into CHF | $ / SFr	0.983	0.976